Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash and cash equivalents (Note 5)	$ 1,421.9	$ 1,196.5
Receivables	111.0	135.7
Gold bullion, prepaid expenses and other current assets (Note 8)	82.4	50.9
Current assets	1,615.3	1,383.1
Royalty, stream and working interests, net (Note 9)	4,027.1	4,927.5
Investments (Note 6)	254.5	227.2
Loans receivable (Note 7)	24.8
Deferred income tax assets (Note 18)	37.0	39.9
Other assets (Note 10)	35.4	49.1
Total assets	5,994.1	6,626.8
LIABILITIES
Accounts payable and accrued liabilities (Note 11)	30.9	43.1
Current income tax liabilities	8.3	7.1
Current liabilities	39.2	50.2
Deferred income tax liabilities (Note 18)	180.1	153.0
Other liabilities	5.7	6.0
Total liabilities	225.0	209.2
SHAREHOLDERS' EQUITY
Share capital (Note 19)	5,728.2	5,695.3
Contributed surplus	20.6	15.6
Retained earnings	212.3	940.4
Accumulated other comprehensive loss	(192.0)	(233.7)
Total shareholders' equity	5,769.1	6,417.6
Total liabilities and shareholders' equity	$ 5,994.1	$ 6,626.8